Segment Information (Schedule Of Segment Information By Major Customers) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentage of sales to revenue from continuing and discontinued operations	10.00%	10.00%	10.00%
Concentration risk percentage	10.00%	10.00%	10.00%
AmerisourceBergen Corporation [Member]
Segment Reporting Information [Line Items]
Percentage of sales to revenue from continuing and discontinued operations	74.00%	60.00%	52.00%
Biogen Idec [Member]
Segment Reporting Information [Line Items]
Percentage of sales to revenue from continuing and discontinued operations	26.00%	25.00%	22.00%